Segmented Information - Schedule of Net Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Assets	$ 7,202.7	$ 7,213.1
Liabilities	2,486.1	2,440.6
Assets (liabilities)	4,716.6	4,772.5
Silver Segment:
Disclosure of operating segments [line items]
Assets	1,351.4	1,156.5
Liabilities	370.7	288.7
Assets (liabilities)	980.7	867.8
Gold Segment:
Disclosure of operating segments [line items]
Assets	4,648.5	5,259.1
Liabilities	1,230.5	1,301.8
Assets (liabilities)	3,418.0	3,957.3
La Colorada | Mexico | Silver Segment:
Disclosure of operating segments [line items]
Assets	470.8	428.0
Liabilities	52.7	43.8
Assets (liabilities)	418.1	384.2
Huaron | Peru | Silver Segment:
Disclosure of operating segments [line items]
Assets	231.5	149.5
Liabilities	96.3	61.0
Assets (liabilities)	135.2	88.5
San Vicente | Bolivia | Silver Segment:
Disclosure of operating segments [line items]
Assets	125.0	78.6
Liabilities	64.5	45.0
Assets (liabilities)	60.5	33.6
Manantial Espejo | Argentina | Silver Segment:
Disclosure of operating segments [line items]
Assets	2.1	2.2
Liabilities	26.4	18.5
Assets (liabilities)	(24.3)	(16.3)
Pas Guatemala | Guatemala | Silver Segment:
Disclosure of operating segments [line items]
Assets	296.1	290.0
Liabilities	18.5	16.4
Assets (liabilities)	277.6	273.6
Cerro Moro | Argentina | Silver Segment:
Disclosure of operating segments [line items]
Assets	225.9	208.2
Liabilities	112.3	104.0
Assets (liabilities)	113.6	104.2
Dolores | Mexico | Gold Segment:
Disclosure of operating segments [line items]
Assets	193.4	372.5
Liabilities	169.6	141.7
Assets (liabilities)	23.8	230.8
Shahuindo | Peru | Gold Segment:
Disclosure of operating segments [line items]
Assets	625.9	604.0
Liabilities	211.6	178.2
Assets (liabilities)	414.3	425.8
La Arena | Peru | Gold Segment:
Disclosure of operating segments [line items]
Assets		383.7
Liabilities		156.6
Assets (liabilities)		227.1
Timmins | Canada | Gold Segment:
Disclosure of operating segments [line items]
Assets	418.1	395.1
Liabilities	84.4	78.5
Assets (liabilities)	333.7	316.6
Jacobina | Brazil | Gold Segment:
Disclosure of operating segments [line items]
Assets	2,436.5	2,508.2
Liabilities	444.2	437.5
Assets (liabilities)	1,992.3	2,070.7
El Peñon | Chile | Gold Segment:
Disclosure of operating segments [line items]
Assets	732.2	776.0
Liabilities	198.5	205.6
Assets (liabilities)	533.7	570.4
Minera Florida | Chile | Gold Segment:
Disclosure of operating segments [line items]
Assets	242.4	219.6
Liabilities	122.2	103.7
Assets (liabilities)	120.2	115.9
Corporate | Canada | Other segment:
Disclosure of operating segments [line items]
Assets	820.0	438.4
Liabilities	789.9	750.2
Assets (liabilities)	30.1	(311.8)
Navidad | Argentina | Other segment:
Disclosure of operating segments [line items]
Assets	192.6	192.1
Liabilities	13.3	14.3
Assets (liabilities)	179.3	177.8
Other | Other segment:
Disclosure of operating segments [line items]
Assets	190.2	167.0
Liabilities	81.7	85.6
Assets (liabilities)	$ 108.5	$ 81.4